Segment Reporting (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statoil ASA [Member]
Revenues and percentage of consolidated revenues
Revenue of Significant Customer	$ 283.7	$ 330.4	$ 346.6
Percentage of Revenue of Significant Customer	15.00%	16.00%	16.00%
Petroleo Brasileiro SA [Member]
Revenues and percentage of consolidated revenues
Revenue of Significant Customer	224.9	226.0	217.9
Percentage of Revenue of Significant Customer	12.00%	11.00%	10.00%
BP PLC [Member]
Revenues and percentage of consolidated revenues
Revenue of Significant Customer	$ 190.3	$ 222.2	$ 152.0
Percentage of Revenue of Significant Customer		11.00%